Financial assets and liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 357,985	R$ (540,052)	R$ 344,520
Foreign Currency Exposures [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	21,610
Increase Foreign Currency [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,161
Decrease Foreign Currency [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (2,161)